PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2020
Net of accumulated depreciation	$7,753	$12,288	$4,100	$24,141
Additions[6]	10	259	1,919	2,188
Capitalized interest	—	—	24	24
Disposals	(24)	(1)	(12)	(37)
Depreciation	(1,219)	(1,146)	—	(2,365)
Impairment reversals	260	412	5	677
Transfers[7]	693	1,757	(2,450)	—
At December 31, 2020	$7,473	$13,569	$3,586	$24,628
At December 31, 2020
Cost	$18,361	$29,901	$15,531	$63,793
Accumulated depreciation and impairments	(10,888)	(16,332)	(11,945)	(39,165)
Net carrying amount – December 31, 2020	$7,473	$13,569	$3,586	$24,628

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2019
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – January 1, 2019	$3,600	$6,258	$2,968	$12,826
Additions[5,6]	298	3,458	1,371	5,127
Capitalized interest	—	—	14	14
Acquisitions[8]	3,473	2,270	1,660	7,403
Divestiture[9]	(127)	(106)	(27)	(260)
Disposals	(22)	—	—	(22)
Depreciation	(1,107)	(907)	—	(2,014)
Impairment reversals (charges)	990	742	(309)	1,423
Transfers[7]	648	573	(1,221)	—
Assets held for sale	—	—	(356)	(356)
At December 31, 2019	$7,753	$12,288	$4,100	$24,141
At December 31, 2019
Cost	$18,544	$27,268	$16,050	$61,862
Accumulated depreciation and impairments	(10,791)	(14,980)	(11,950)	(37,721)
Net carrying amount – December 31, 2019	$7,753	$12,288	$4,100	$24,141
[1]2019 additions include $85 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019. Additions include $4 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2020 (2019: $49 million). Depreciation includes depreciation for leased right-of-use assets of $21 million for the year ended December 31, 2020 (2019: $25 million). The net carrying amount of leased right-of-use assets was $50 million as at December 31, 2020 (2019: $75 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include $3,422 million of remeasurement gain related to the change in ownership of Turquoise Ridge acquired through the Nevada Joint Venture. Refer to note 4 for further details.
[6]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[7]Primarily relates to long-lived assets that are transferred between categories within PP&E once they are placed into service.
[8]Acquisitions include assets acquired as part of the Merger and the establishment of Nevada Gold Mines. Refer to note 4 for further details.
[9]Relates to the sale of our 50% interest in Kalgoorlie. Refer to note 4 for further details.
a)   Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2020	Carrying amount at Dec. 31, 2019
Construction-in-progress[1]	$1,208	$1,009
Acquired mineral resources and exploration potential	786	1,504
Projects
Pascua-Lama	741	754
Norte Abierto	653	649
Donlin Gold	198	184
	$3,586	$4,100
[1]Represents assets under construction at our operating minesites.

b)   Changes in Gold and Copper Mineral Life of Mine Plan
As part of our annual business cycle, we prepare updated estimates of proven and probable gold and copper mineral reserves and the portion of resources considered probable of economic extraction for each mineral property. This forms the basis for our LOM plans. We prospectively revise calculations of amortization expense for property, plant and equipment amortized using the UOP method, where the denominator is our LOM ounces. The effect of changes in our LOM on amortization expense for 2020 was a $170 million decrease (2019: $49 million decrease).

c)   Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had commitments of approximately $223 million at December 31, 2020 (2019: $383 million) for construction activities at our sites and projects.

d)   Other Lease Disclosure
The Company leases various buildings, plant and equipment as part of the normal course of operations. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Refer to note 25 for a lease maturity analysis. Included in net income for 2020 are short-term payments and variable lease payments not included in the measurement of lease liabilities of $14 million (2019: $56 million) and $35 million (2019: $97 million), respectively.